Subsidiaries of the Group - Summary of Subsidiaries of the Group (Detail) - Subsidiaries [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Urugus S.A. [Member]
Disclosure of subsidiaries [line items]
Name	Urugus S.A.
Principal activities	Manufacturing, Assembly, Integration, Test and Exports
Country of incorporation	Uruguay
% equity interest	100.00%	100.00%
Nettar S.A [Member]
Disclosure of subsidiaries [line items]
Name	Nettar S.A.
Principal activities	Intermediate Holding
Country of incorporation	Uruguay
% equity interest	100.00%	100.00%
Satellogic USA, Inc [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic USA, Inc.
Principal activities	Sales and marketing, Product strategy and business development
Country of incorporation	UnitedStates
% equity interest	100.00%	100.00%
Telluric Ltd [Member]
Disclosure of subsidiaries [line items]
Name	Telluric Ltd.
Principal activities	Image analytics and user interfaces
Country of incorporation	Israel
% equity interest	100.00%	100.00%
Satellogic S.A [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic S.A.
Principal activities	Research and development services and builds prototypes
Country of incorporation	Argentina
% equity interest	100.00%	100.00%
Satellogic Overseas, Inc [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic Overseas, Inc.
Principal activities	Supplies fund for non-recurrent expenses management
Country of incorporation	BVI
% equity interest	100.00%	100.00%
Satellogic Solutions S.L [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic Solutions S.L.
Principal activities	Data science solutions and machine learning over the satellite images
Country of incorporation	Spain
% equity interest	100.00%	100.00%
Satellogic China, LTD [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic China, LTD
Principal activities	Sales and marketing
Country of incorporation	China
% equity interest	100.00%	100.00%
Satellogic China Beijing Branch [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic China Beijing Branch
Principal activities	Sales and marketing
Country of incorporation	China
% equity interest	100.00%	100.00%
Satellogic North America LLC [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic North America LLC
Principal activities	Sales and Marketing
Country of incorporation	UnitedStates
% equity interest	100.00%
Satellogic Netherlands B.V [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic Netherlands B.V.
Principal activities	High throughput plant
Country of incorporation	TheNetherlands
% equity interest	100.00%
Satellogic, Inc [Member]
Disclosure of subsidiaries [line items]
Name	Satellogic, Inc
Principal activities	Created to consummate the transaction with CF V
Country of incorporation	BVI
% equity interest	100.00%
MergerSub 1 [Member]
Disclosure of subsidiaries [line items]
Name	MergerSub 1
Principal activities	Created to consummate the transaction with CF V
Country of incorporation	BVI
% equity interest	100.00%
MergerSub 2 [Member]
Disclosure of subsidiaries [line items]
Name	MergerSub 2
Principal activities	Created to consummate the transaction with CF V
Country of incorporation	UnitedStates
% equity interest	100.00%